UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3025

Dreyfus Institutional Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS INSTITUTIONAL MONEY MARKET FUND - MONEY MARKET SERIES
STATEMENT OF INVESTMENTS
September 30, 2004 (Unaudited)

	Principal
	Amount ($)	Value ($)
Negotiable Bank Certificates of Deposit - 8.9%

Chase Manhattan Bank USA
1.65%, 11/8/2004	25,000,000 a	25,000,000
First Tennessee Bank N.A.
1.57%, 11/8/2004	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $45,000,000)		45,000,000

Commercial Paper - 47.2%

Amstel Funding
1.65%, 11/15/2004	20,000,000 b	19,959,000
BNP Paribas Finance Inc.
1.87%, 10/1/2004	17,000,000	17,000,000
Beta Finance Inc.
2.03%, 3/14/2005	20,000,000 b	19,816,867
CC (USA) Inc.
1.65%, 11/10/2004	13,600,000 b	13,575,218
Concord Minutemen Capital Co. LLC
1.62%, 11/9/2004	20,000,000 b	19,965,117
Deutsche Bank Financial LLC
1.90%, 10/1/2004	17,000,000	17,000,000
FCAR Owner Trust
1.61%, 10/19/2004	20,000,000	19,983,900
General Electric Capital Corp.
1.51%, 10/1/2004	20,000,000	20,000,000
Harrier Finance Funding LLC
1.92%, 12/10/2004 - 12/15/2004	20,500,000 b	20,421,080
K(2) Corp.
2.04%, 3/10/2005	20,000,000 b	19,820,444
Long Lane Master Trust
1.70%, 11/22/2004	16,458,000 b	16,417,824
Rabobank USA Financial Corp.
1.87%, 10/1/2004	17,000,000	17,000,000
UBS Finance Delaware LLC
1.88%, 10/1/2004	17,000,000	17,000,000
Total Commercial Paper
(cost $237,959,450)		237,959,450

Corporate Notes - 11.9%

Lehman Brothers Holdings Inc.
1.78%, 5/16/2005	20,000,000 a	20,000,000
Merrill Lynch & Co. Inc.
1.80%, 1/31/2005	25,000,000 a	25,000,000
Sigma Finance Inc.
1.82%, 1/31/2005	15,000,000 a, b	14,999,258
Total Corporate Notes
(cost $59,999,258)		59,999,258

Promissory Notes - 4.0%

Goldman Sachs Group Inc.		20,000,000
1.29% - 1.53%, 10/12/2004 - 11/8/2004
(cost $20,000,000)	20,000,000 c	20,000,000

U.S. Government Agencies - 13.4%

Federal Home Loan Banks, Notes
1.41%, 3/11/2005	25,000,000	25,000,000
Federal National Mortgage Association, Notes
1.35% - 1.57%, 2/14/2005 - 5/13/2005	43,000,000	43,000,000
Total U.S. Government Agencies
(cost $68,000,000)		68,000,000

Time Deposits - 14.7%

Branch Banking & Trust Co. (Grand Cayman)
1.88%, 10/1/2004	17,000,000	17,000,000
Key Bank N.A. (Grand Cayman)
1.87%, 10/1/2004	20,300,000	20,300,000
Manufacturers & Traders Trust Co. (Grand Cayman)
1.88%, 10/1/2004	17,000,000	17,000,000
Regions Bank (Grand Cayman)
1.88%, 10/1/2004	20,000,000	20,000,000
Total Time Deposits
(cost $74,300,000)		74,300,000

Total Investments (cost $505,258,708)	100.1%	505,258,708
Liabilities, Less Cash & Receivables	(.1)%	(672,265)
Net Assets	100.0%	504,586,443

a	Variable interest rate---subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $144,974,808 or 28.7% of net assets. These securities have been determined to be liquid by the Funds Board.
c	These notes were acquired for investment, not with the intent to distribute or sell. Securities restricted as to public resale. These securities were acquired between 4/15/2004 and 5/11/2004 at a cost of $20,000,000.
At September 30, 2004, the aggregate value of these securities was $20,000,000 or 4.0% of net assets and are valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INSTITUTIONAL MONEY MARKET FUND - GOVERNMENT SECURITIES SERIES STATEMENT OF INVESTMENTS 09/30/2004 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills - 69.4%	Purchase (%)	Amount ($)	Value ($)

11/12/2004	1.46	5,000,000.00	4,991,542
11/26/2004	1.46	5,000,000.00	4,988,722
12/23/2004	1.55	5,000,000.00	4,982,247
1/27/2005	1.78	6,000,000.00	5,965,190
Total U.S. Treasury Bills
(cost $20,927,701)			20,927,701

Repurchase Agreements - 30.8%

Banc of America Securities LLC
dated 9/30/2004, due 10/1/2004 in the amount
of $3,000,138 (fully collateralized by
$2,990,000 U.S. Treasury Notes
5.88%, due 11/15/2004, value $3,072,225)	1.65	3,000,000.00	3,000,000.00
Barclays Capital Inc.
dated 9/30/2004, due 10/1/2004 in the amount
of $289,013 (fully collateralized by
$300,000 U.S. Treasury Bills,
due 3/3/2005, value $297,722)	1.65	289,000.00	289,000.00
Bear Stearns & Co.
dated 9/30/2004, due 10/1/2004 in the amount
of $3,000,140 (fully collateralized by
$3,060,000 U.S. Treasury Strips,
due 2/15/2005, value $3,041,028)	1.68	3,000,000.00	3,000,000.00
UBS Warburg LLC
dated 9/30/2004, due 10/1/2004 in the amount
of $3,000,144 (fully collateralized by
$3,057,000 U.S. Treasury Notes
1.625%, due 1/31/2005, value $3,060,821)	1.73	3,000,000.00	3,000,000.00
Total Repurchase Agreements
(cost $9,289,000)			9,289,000

Total Investments (cost $30,216,701)		100.2%	30,216,701
Liabilities, Less Cash & Receivables		(.2)%	(65,089)
Net Assets		100.0%	30,151,612

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Money Market Fund
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)